Subsequent Events	9 Months Ended
Sep. 30, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 9 – SUBSEQUENT EVENTS

Rights Agreement

On November 1, 2024, the Company entered into a rights agreement with Nevada Agency and Transfer Company, as rights agent (the “Rights Agreement”). Pursuant to the Rights Agreement, in the event that a person or entity or group thereof becomes the Beneficial Owner (as defined in the Rights Agreement) of at least fifteen percent (15%) of the outstanding shares of Common Stock (an “Acquiring Person”), each holder of Common Stock as of the close of business on November 1, 2024 will be entitled to receive on the Distribution Date (as defined below) a dividend of one right for each share of Common Stock owned by such holder (each, a “Right”), with each Right exercisable for one one-hundredth of a share of the Company’s Series G Non-Convertible Voting Preferred Stock, $0.0001 par value per share (the “Series G Preferred Stock”), at a price of $0.05 per one-hundredth of a share, subject to adjustment as set forth in the Rights Agreement. The Rights are not exercisable until the earlier of: (1) the first date of public announcement by the Company or by an Acquiring Person of such acquisition of beneficial ownership of 15% or more of the outstanding Common Stock without the prior approval of the Board or such earlier date as a majority of the Board shall become aware of the existence of an Acquiring Person, or (2) the tenth business day (subject to extension by the Board) following the commencement of, or public announcement of an intention to commence, a tender or exchange offer which would result in the beneficial ownership of 15% or more of the outstanding Common Stock (the “Distribution Date”). The Rights will expire upon the earlier of (i) November 1, 2027, unless otherwise extended by the Company’s stockholders or and (ii) redemption or exchange by the Company.

Also on November 1, 2024, in connection with the Rights Agreement, the Company filed a Certificate of Designation, Preferences, and Rights of Series G Non-Convertible Voting Preferred Stock (the “Certificate of Designation”) with the Secretary of State of the State of Nevada. This Certificate of Designation authorized 1,000,000 shares of the Series G Preferred Stock. Each share of Series G Preferred Stock entitles the holder to cast 100 votes on all matters submitted to stockholders to vote and the Series G Preferred Stockholders will vote together as one class with the holders of Common Stock on any such matters. The Series G Preferred Stock purchasable upon exercise of the Rights are non-convertible and non-redeemable (except as provided in the Certificate of Designation) and junior to any other series of preferred stock the Company has issued or may issue (unless otherwise provided in the terms of such other series). In the event of liquidation of the Company, the holders of Series G Preferred Stock will receive a preferred liquidation payment equal to the greater of $5.00 per share or an amount per share equal to 100 times the aggregate payment to be distributed per share of Common Stock.

Settlement Agreements and Issuance of New Preferred Stock

On November 13, 2024, the Company entered into settlement and release agreements (the “Settlement Agreements”) with the current and former holders (the “Series B Holders”) of its August Series B Warrants, issued in the Offering, pursuant which on such date all remaining Series B Warrants were exercised and the Series B Holders waived and released the Company from certain claims in connection with the exercise thereof and in exchange the Company agreed to issue the New Preferred Stock (as defined below).

In connection with the Settlement Agreements, on November 13, 2024, the Company filed with the Secretary of State of the State of Nevada (the “Nevada Secretary of State”): (i) a Certificate of Designation of Preferences, Rights and Limitations of Series H Convertible Non-Voting Preferred Stock (the “Series H Certificate of Designation”) to designate 1,000 shares of the Company’s authorized and unissued preferred stock as Series H Convertible Non-Voting Preferred Stock, $0.0001 par value per share (the “Series H Preferred Stock”); and (ii) a Certificate of Designation of Preferences, Rights and Limitations of Series I Non-Convertible Voting Preferred Stock (the “Series I Certificate of Designation,” and together with the Series H Certificate of Designation, the “Certificates of Designation”) to designate 1,000 shares of the Company’s authorized and unissued preferred stock as Series I Non-Convertible Voting Preferred Stock, $0.0001 par value per share (the “Series I Preferred Stock”, and together with the Series H Preferred Stock, the “New Preferred Stock”). Each Certificate of Designation became effective upon its filing with the Nevada Secretary of State, and establishes the rights, preferences, privileges, qualifications, restrictions, and limitations relating to the applicable Preferred Stock.

Pursuant to the Settlement Agreements, on November 14, 2024, the Company issued to the Series B Holders (i) an aggregate of 1,000 shares of Series H Preferred Stock, which are convertible at the option of the Series B Holder into shares of Common Stock (the “Conversion Shares”) at an initial conversion price of $0.4654, and (ii) an aggregate of 1,000 shares of Series I Preferred Stock, each share of which entitles the holder thereof to two (2) votes on all matters submitted to a vote of the stockholders of the Company. The Series I Preferred Stock will be automatically redeemed for no consideration upon the redemption, conversion or sale of shares of Series H Preferred Stock on a one for one basis. The shares of Series H Preferred Stock have a stated value of $1,000 and are initially convertible into approximately 2,148,689 shares of Common Stock in the aggregate. The conversion price will reset on the fifth trading day following the effective date of the Company’s next reverse stock split of its shares of Common Stock to the greater of (i) the lowest volume weighted average price of the Common Stock during the five trading days immediately preceding the reset date and (ii) the floor price of $0.1785.

Also pursuant to the Settlement Agreements, on the issuance date of the New Preferred Stock, the Company entered into registration rights agreements with the Series B Holders pursuant to which the Company agreed to register the resale of the Conversion Shares. The Company is required to prepare and file the resale registration statement with the SEC no later than the 30th calendar day following the date of the issuance of the New Preferred Stock and to use its best efforts to have such registration statement declared effective within 60 calendar days after such date, subject to certain exceptions.